Quarterly Results Of Operations (Schedule Of Quarterly Results Of Operations) (Details) (USD $)	0 Months Ended	3 Months Ended								12 Months Ended
	Jul. 16, 2012	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Results Of Operations [Abstract]
Net sales		$ 22,134,429	$ 22,003,689	$ 22,051,197	$ 17,334,015	$ 19,667,202	$ 18,775,145	$ 17,184,460	$ 17,712,784	$ 83,523,330	$ 73,339,591	$ 67,506,174
Gross profit		7,755,185	8,786,953	8,860,894	6,150,054	7,414,117	6,509,124	5,943,140	6,424,840	31,553,086	26,291,221	23,759,954
Income (loss) before income taxes		580,990	1,732,652	1,377,432	192,461	405,016	252,110	(179,844)	378,469	3,883,535	855,751	(5,919,017)
Net income (loss) attributable to Optical Cable Corporation		$ 434,520	$ 1,173,428	$ 948,925	$ 192,444	$ 236,039	$ 117,809	$ (89,843)	$ 402,311	$ 2,749,317	$ 666,316	$ (5,732,925)
Basic and diluted net income (loss) per share attributable to Optical Cable Corporation		$ 0.07	$ 0.18	$ 0.15	$ 0.03	$ 0.04	$ 0.02	$ (0.02)	$ 0.06	$ 0.43	$ 0.11	$ (0.95)
Cash dividends declared per common share	$ 0.01	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.06	$ 0.04	$ 0.01